Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Deferred tax assets not recognized	$ 31,400	$ 35,100
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	6,800
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 103,400	$ 100,200